Fair Value Assumptions on Stock Option (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Weighted-average fair value of grant	$ 8.92	$ 11.24	$ 8.79
Risk-free interest rate	1.28%	1.04%	0.54%
Expected volatility	45.46%	45.65%	50.19%
Expected life of options in years	4 years 11 months 1 day	3 years 8 months 16 days	3 years 8 months 9 days
Expected dividend yield	0.00%	0.00%	0.00%